Summary of Significant Accounting Policies - Additional Information (Details) shares in Millions	12 Months Ended
	Dec. 31, 2018 Derivative Segment shares	Dec. 31, 2017 Derivative
Summary Of Significant Accounting Policies [Line Items]
Maximum period of investments with original maturities from date of acquisition to be cash equivalents	3 months
Pre-funded penny warrants outstanding | shares	0.1
Number of business segments | Segment	1
Designated as Hedges [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative	0	0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	7 years